RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Note 3 - Related Party Transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

Since the date of incorporation on November 8, 2019, the Company has engaged in the following transactions with our directors, executive officers, holders of more than 5% of its voting securities, and affiliates or immediately family members of its directors, executive officers and holders of more than 5% of our voting securities, and its co-founders. The Company believes that all of these transactions were on terms as favorable as could have been obtained from unrelated third parties.

In January 2020, the Company issued a promissory note 1 to ICT in the principal amount of $439,990 bearing 6% annual interest with a maturity date of January 31, 2023. This Note may be prepaid in whole or in part. As of December 31, 20, the Note was paid in full.

In October 2020, the Company issued a promissory note 2 to ICT in the principal amount of $745,438 bearing 6% annual interest with a maturity date of December 31, 2023. This Note may be prepaid in whole or in part. As of December 31, 2021, the unpaid principal amount of the Note was $261,684.

On December 31, 2019, Company purchased from ICT Investments certain sales demonstration equipment valued at $495,150 which we will use in our business in exchange for 2,616,316 shares of our common stock.

During the year 2020, ICT Investments made additional investments in the Company, consisting of inventories, certain capital manufacturing equipment, office and computer equipment, intangible assets consisting of 3D engineering design documentation, manufacturing database, customer relationship database with populated CRM, valued in total at $$4,520,018 which we will use in our business in exchange for 26,609,186 shares of its common stock.

The Company initially entered into a lease with ICT Investments, the Company’s largest shareholder. In January 2020 we assumed the entire lease and on September 30, 2021 entered into a direct lease with the landlord. The Company’s current monthly lease payments of $15,096 represent a direct payment to the landlord and a fair market rate for comparable leases.

Dmitriy Nikitin is the Managing Partner of ICT Investments and also is a promoter of the Company. Dmitriy Nikitin serves as a member of our Board of Advisors. During the year of 2020 he received $75,218 as cash compensation in that role.

Tatiana Nikitina, in a role of Marketing Director, created the Company’s Marketing Department, trained personnel and transitioned into a Marketing adviser role. She is the daughter of Dmitriy Nikitin. During the year of 2020 she received $12,749 as cash compensation in that role.

On December 31, 2020, the Company’s President, Wayne Tupuola, received directly from ICT Investments 555,555 shares in form of re-assignment for recognition of achievements in the Company progress in 2020.

On December 31, 2020, the Company’s Chief Equipment Design Engineer, Arnold Bykov, received directly from ICT Investments 277,777 shares in form of re-assignment for recognition of outstanding achievements of new generation of equipment design in 2020.

On December 31, 2020, the Company’s Marketing Adviser and Director, Tatiana Nikitina, received directly from ICT Investments 200,000 shares in form of re-assignment for recognition of her efforts and success establishing of Marketing Department in 2020.